DISCONTINUED OPERATIONS	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
DiscontinuedOperationsAbstract
DISCONTINUED OPERATIONS

3. Discontinued operations

On November 30, 2011, the Jack in the Box located in Wallisville, Texas was sold and, as a result, the operating activity for the three and nine months ended July 31, 2012 is being reported as a discontinued operation.  The operating results of Jack in the Box were previously reported in the Rental Operations of the combined statements of operations.  At October 31, 2012, there were no remaining assets or liabilities related to Jack in the Box.

On December 15, 2011, the Jack Frost Mountain and Big Boulder ski areas were sold and, as a result, the operating activity for the three and nine months ended July 31, 2012 is being reported as a discontinued operation.  The operating results of the ski areas were previously reported in the Rental Operations of the combined statements of operations.  At October 31, 2012, there were no remaining assets or liabilities related to the Jack Frost Mountain and Big Boulder ski areas.

On September 17, 2012, the Companies signed an agreement of sale regarding Lot 5 Maple Terrace located in Saylorsburg, Pennsylvania.  A deposit was received and the transaction was expected to close October 1, 2013.  Management has become aware that settlement on the property will not occur by October 1, 2013. On August 16, 2013, a new lease was entered into with the current lessees of the property for the period of October 1, 2013 through September 30, 2014 and an Addendum to the Agreement of Sale was executed extending the settlement date to September 30, 2014.  As a result, operating activity for the property is continuing to be reported as discontinued operations for the three and nine month periods ending July 31, 2013 and 2012.  At July 31, 2013 and October 31, 2012, there were assets related to the Maple Terrace property totaling $166,682 included in assets of discontinued operations and there were no liabilities.

The combined assets included in discontinued operations as of July 31, 2013 and October 31, 2012 are summarized as follows:

	07/31/13	10/31/12
ASSETS
Land improvements, buildings & equipment, net	$124,790	$124,790
Land held for investment, principally unimproved	41,892	41,892
Total assets of discontinued operations	$166,682	$166,682

Operating results, including interest expense incurred, of the discontinued operations in three and nine months ending July 31, 2013 and 2012 are as follows:

	Three months ended		Nine months ended
	07/31/13	07/31/12	07/31/13	07/3/12
Revenues:
Jack in the Box	$0	$0	$0	$10,971
Jack Frost Mountain Ski Area	0	0	0	5,097
Big Boulder Ski Area	0	0	0	5,097
Maple Terrace	3,750	0	11,250	5,750
Total Revenue	3,750	0	11,250	26,915

Expenses (excluding interest):
Jack in the Box	0	0	0	136
Jack Frost Mountain Ski Area	0	0	0	7,730
Big Boulder Ski Area	0	173	0	662
Maple Terrace	1,452	0	6,531	14,295
Total Expenses	1,452	173	6,531	22,823

Interest expense(calculated on debt related to the property):
Jack in the Box	0	0	0	7,386
Jack Frost Mountain Ski Area	0	0	0	0
Big Boulder Ski Area	0	0	0	0
Maple Terrace	0	0	0	0
Total Interest	0	0	0	7,386

	Three months ended		Nine months ended
	07/31/13	07/31/12	07/31/13	07/3/12
Gain (Loss) on Disposal:
Jack in the Box	0	0	0	9,402
Jack Frost Mountain Ski Area	0	0	0	(4,803)
Big Boulder Ski Area	0	0	0	(4,517)
Maple Terrace	0	0	0	0
Total Gain on Disposal	0	0	0	82

Income (loss) from discontinued operations before income taxes	$2,298	($173)	$4,719	($3,212)

2.  DISCONTINUED OPERATIONS:

   On September 30, 2011, the Applebee’s located in Fort Collins, Colorado was sold and as a result the operating activity for the years ending October 31, 2011 and 2010 is being reported as a discontinued operation.  The operating results of Applebee’s were previously reported in the Rental Operations of the combined statements of operations.  At October 31, 2012 and 2011, there were no remaining assets or liabilities related to Applebee’s.

   On November 30, 2011, the Jack in the Box located in Wallisville, Texas was sold and as a result the operating activity for the years ending October 31, 2012, 2011 and 2010 is being reported as a discontinued operation.  The operating results of Jack in the Box were previously reported in the Rental Operations of the combined statements of operations.  At October 31, 2012, there were no remaining assets or liabilities related to Jack in the Box.  At October 31, 2011, there was $1,814,573 of assets related to Jack in the Box included in assets of discontinued operation and $1,010,384 of debt included in liabilities of discontinued operations on the Companies’ combined balance sheet.

   On December 15, 2011, the Jack Frost Mountain and Big Boulder ski areas were sold and as a result the operating activity for the years ending October 31, 2012, 2011 and 2010 is being reported as a discontinued operation.  The ski areas had been leased to an operator and a portion of the leased premises had been capitalized as net investment in direct financing leases. Therefore a portion of the operating results were previously reported in the Rental Operations and a portion of the operating results were previously reported in the Interest and Other Income line of the combined statements of operations.  At October 31, 2012, there were no remaining assets or liabilities related to the Jack Frost Mountain and Big Boulder ski areas.  At October 31, 2011, there was $8,955,649 of assets related to the two ski areas included in assets of discontinued operations on the Companies’ combined balance sheet and there were no liabilities.

   On September 17, 2012, the Companies signed an agreement of sale on Lot 5 Maple Terrace located in Saylorsburg, PA.  A deposit was received and the transaction is expected to close October 1, 2013.  As a result operating activity for the property is being reported as discontinued operations for the years ending October 31, 2012, 2011 and 2010.  At October 31, 2012 and 2011, there were assets related to the Maple Terrace property totaling $166,682 and $232,048 respectively, included in assets of discontinued operations and there were no liabilities.

   The combined assets and liabilities as of October 31, 2012 and 2011, and the results of operations of the properties classified as discontinued operations for the years ended October 31, 2012, 2011 and 2010, are summarized as follows:

BALANCE SHEET	10/31/12	10/31/11

ASSETS
Land improvements, buildings & equipment, net	$124,790	$443,156
Land held for investment, principally unimproved	41,892	94,886
Long-lived assets held for sale	0	1,780,155
Net investment in direct financing leases	0	7,788,195
Prepaid expenses and other assets	0	895,878
Total assets of discontinued operations	$166,682	$11,002,270

LIABILITIES
Debt	$0	$1,010,384
Total liabilities of discontinued operations	$0	$1,010,384

	Years ended October 31,
STATEMENT OF OPERATIONS	2012	2011	2010
Revenues:
Applebee’s	$0	$106,011	$78,714
Jack in the Box	10,971	133,335	132,984
Jack Frost Mountain Ski Area	5,097	163,143	158,639
Big Boulder Ski Area	5,097	89,119	84,614
Maple Terrace	5,750	18,000	18,000
Total Revenue	26,915	509,608	472,951

Expenses (excluding interest):
Applebee’s	0	4,665	5,342
Jack in the Box	136	44,478	51,336
Jack Frost Mountain Ski Area	7,730	10,279	1,018
Big Boulder Ski Area	472	3,983	7,671
Maple Terrace	77,995	9,032	6,759
Total Expenses	86,333	72,437	72,126

Interest and other income (interest income related to ski area net investment in direct financing lease):
Applebee’s	0	0	0
Jack in the Box	0	0	0
Jack Frost Mountain Ski Area	0	126,672	126,092
Big Boulder Ski Area	0	194,997	192,865
Maple Terrace	0	0	0
Total Interest and Other Income	0	321,669	318,957

Interest expense(calculated on debt related to the property):
Applebee’s	0	42,992	31,781
Jack in the Box	7,386	69,794	71,322
Jack Frost Mountain Ski Area	0	0	0
Big Boulder Ski Area	0	0	0
Maple Terrace	0	0	0
Total Interest	7,386	112,786	103,103

Gain (Loss) on Disposal:
Applebee’s	0	25,721	0
Jack in the Box	9,402	0	0
Jack Frost Mountain Ski Area	(4,803)	(387,000)	0
Big Boulder Ski Area	(4,517)	(115,000)	0
Maple Terrace	0	0	0
Total Gain (loss) on Disposal	82	(476,279)	0

Income (loss) from discontinued operations before income taxes	($66,722)	$169,775	$616,679